FAIR VALUE MEASUREMENTS (Details) - Recurring fair value measurement [member]	Sep. 23, 2021 EUR (€)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Marketable securities held in Trust Account	€ 125,056,567
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant Liability	€ 223,850